Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States | Other Postretirement Benefits Plan
Defined Contribution Plan Disclosure [Line Items]
Discretionary matching contribution		$ 0.2
United Kingdom | Pension Plan
Defined Contribution Plan Disclosure [Line Items]
Discretionary matching contribution	$ 0.3	$ 0.2